15. STOCK-BASED COMPENSATION (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Total stock-based compensation expense	$ 806	$ 2,278
Employees
Total stock-based compensation expense	782	1,522
Non-employees
Total stock-based compensation expense	$ 24	$ 756